JPMorgan Trust I

January 8, 2007

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Attention: Filing Desk

Re:

JPMorgan Trust I (the “Trust”) on behalf of:
     JPMorgan Bond Fund
     JPMorgan Emerging Markets Debt Fund
     JPMorgan Enhanced Income Fund
     JPMorgan Real Return Fund
     JPMorgan Short Term Bond Fund
     JPMorgan Strategic Income Fund
     (collectively, the “Funds”)
File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the Funds do not differ from those contained in Post-Effective Amendment No. 47 (Amendment No. 48 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on December 20, 2006.

Very truly yours, /s/Jessica K. Ditullio Jessica K. Ditullio Assistant Secretary